Annual Total Returns - BlackRock Advantage Large Cap Value Fund (Service) [BarChart] - Service - BlackRock Advantage Large Cap Value Fund - Service Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	10.50%
Annual Return 2011	(2.82%)
Annual Return 2012	12.30%
Annual Return 2013	32.70%
Annual Return 2014	11.57%
Annual Return 2015	(2.04%)
Annual Return 2016	13.46%
Annual Return 2017	17.25%
Annual Return 2018	(7.98%)
Annual Return 2019	24.42%